Offerings	Nov. 21, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock(3), reserved for issuance pursuant to the Fifty-Third Series of Stock Acquisition Rights for Shares of Common Stock of Sony Group Corporation	[1]
Amount Registered | shares	2,038,700	[2]
Proposed Maximum Offering Price per Unit | $ / shares	28.83230453
Maximum Aggregate Offering Price	$ 58,780,419.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,117.58
Offering Note	The Proposed Maximum Offering Price Per Unit of Common Stock has been calculated solely for the purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act of 1933, as amended. With respect to the options issued under the Plans, the Proposed Maximum Offering Price Per Unit of Common Stock is based on ¥4,484.00 per share, the average of the high and low prices of the Common Stock, as reported on the Tokyo Stock Exchange on November 18, 2025. The Proposed Maximum Offering Price Per Unit of Common Stock was converted to U.S. dollars based on the New York foreign exchange rate for November 18, 2025 of ¥155.52 = $1.00 as published in the Wall Street Journal on November 18, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock(3), reserved for issuance pursuant to the Fifty-Fourth Series of Stock Acquisition Rights for Shares of Common Stock of Sony Group Corporation	[1]
Amount Registered | shares	938,300	[2]
Proposed Maximum Offering Price per Unit | $ / shares	28.83230453
Maximum Aggregate Offering Price	$ 27,053,351.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,736.07
Offering Note	The Proposed Maximum Offering Price Per Unit of Common Stock has been calculated solely for the purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act of 1933, as amended. With respect to the options issued under the Plans, the Proposed Maximum Offering Price Per Unit of Common Stock is based on ¥4,484.00 per share, the average of the high and low prices of the Common Stock, as reported on the Tokyo Stock Exchange on November 18, 2025. The Proposed Maximum Offering Price Per Unit of Common Stock was converted to U.S. dollars based on the New York foreign exchange rate for November 18, 2025 of ¥155.52 = $1.00 as published in the Wall Street Journal on November 18, 2025.

[1]	American Depositary Receipts issuable upon the deposit of the Common Stock registered hereby have been or will be registered under a separate registration statement on Form F-6. Each American Depositary Receipt will represent one share of Common Stock.
[2]	Consists of shares of common stock (the “Common Stock”) of Sony Group Corporation (the “Registrant”) to be issued or disposed upon the exercise of stock acquisition rights granted pursuant to the Fifty-Third Series of Stock Acquisition Rights for Shares of Common Stock of Sony Group Corporation and the Fifty-Fourth Series of Stock Acquisition Rights for Shares of Common Stock of Sony Group Corporation (the “Plans”). Such indeterminable number of additional shares of Common Stock as may be issuable or disposable pursuant to the operation of the recapitalization and adjustment provisions of the Plans are also registered hereby.